ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	6 Months Ended
Jun. 30, 2018
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Condensed Interim Consolidated Balance Sheet in Accordance with IFRS
Condensed Interim Consolidated Balance Sheet in Accordance with IFRS:

	As of June 30, 2018
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$960,539	$5,311	$965,850
Property and equipment, net	648,413	--	648,413
Long-term assets	153,671	(7,000)	146,671
Total assets	$1,762,623	$(1,689)	$1,760,934
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$312,541	$5,496	$318,037
Long-term liabilities	349,407	(1,715)	347,692
Total liabilities	661,948	3,781	665,729
TOTAL EQUITY	1,100,675	(5,470)	1,095,205
Total liabilities and shareholders' equity	$1,762,623	$(1,689)	$1,760,934

Schedule of Condensed Interim Consolidated Statement of Operations in Accordance with IFRS
Condensed Interim Consolidated Statement of Operations in Accordance with IFRS:

	Six months ended June 30, 2018
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$76,145	$(365)	$75,780
Financing expense, net	(10,822)	52	(10,770)
Other income, net	1,600	--	1,600
Profit before income tax	66,923	(313)	66,610
Income tax expense	(3,733)	--	(3,733)
NET PROFIT	63,190	(313)	62,877
Net income attributable to non-controlling interest	670	--	670
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$63,860	$(313)	$63,547

Schedule of Reconciliation of Net Profit from US GAAP to IFRS
Reconciliation of Net Profit from US GAAP to IFRS:

	Six months ended June 30,
	2018	2017
Net profit in accordance with US GAAP	$63,860	$95,526
Financial Instruments	52	52
Pension plans	(743)	(314)
Termination Benefits	378	156
Net profit in accordance with IFRS	$63,547	$95,420

Schedule of Reconciliation of Shareholders' Equity from US GAAP to IFRS
Reconciliation of Shareholders’ Equity from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2018	2017
Shareholders’ equity in accordance with US GAAP	$1,100,675	$1,029,706
Financial Instruments	(185)	(185)
Termination Benefits	1,715	1,337
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$1,095,205	$1,023,858